DISCONTINUED OPERATION (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Operating activities	$ 338	$ 662	$ 116	$ 1,232	$ 4,047
Investing activities	(690)	51	(1,187)	134	(746)
Financing activities	$ 221	$ (122)	$ 251	$ (6)	$ (250)